Common Stock and Additional Paid-in Capital - Issuance and Conversion of Class A and Class B common shares (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	10 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Sep. 22, 2017	Nov. 03, 2017
Common stock shares authorized	1,800,000,000	1,800,000,000
Issuance of common stock, shares			90,651,603
Share price			$ 24
Common stock par value	$ 0.01	$ 0.01	$ 0.01
Creditors Scheme
Issuance of common stock, value			$ 1,992,533
Prime Cap Shipping Inc.
Issuance of common stock, shares			8,524,793
Issuance of common stock, value			$ 204,595
Common Class A
Common stock shares authorized	1,500,000,000	1,500,000,000
Common Class B
Common stock shares authorized	300,000,000	300,000,000
Conversion basis of common stock		one-for-one basis
Extraordinary General Meeting | Second Amended and Restated Memorandum | Common Class A
Common stock par value		$ 0.01
Conversion of shares, shares converted	110,440
Conversion of shares, shares issued		588,880
Extraordinary General Meeting | Second Amended and Restated Memorandum | Common Class B
Common stock shares authorized				300,000,000
Issuance of common stock, shares				895,404
Common stock par value		$ 0.01
Conversion of shares, shares converted		588,880
Conversion of shares, shares issued	110,440